Annual Total Returns (Vanguard Emerging Markets Stock Index Fund - Signal Shares Signal) (Vanguard Emerging Markets Stock Index Fund, Vanguard Emerging Markets Stock Index Fund - Signal Shares)	18 Months Ended
Apr. 30, 2013
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Signal Shares
Annual Total Return
2012	18.83%
2011	(18.66%)
2010	18.98%
2009	76.26%
2008	(52.77%)